Subordinated liabilities - Other disclosures (Details) € in Thousands, £ in Millions, zł in Millions, R$ in Millions, CLF in Millions, $ in Millions													1 Months Ended				9 Months Ended	12 Months Ended
	Nov. 22, 2021 EUR (€)	Oct. 04, 2021 EUR (€)	Sep. 21, 2021 EUR (€)	May 12, 2021 EUR (€)	Oct. 22, 2020 EUR (€)	Jan. 14, 2020 EUR (€)	Apr. 20, 2019 PLN (zł)	Feb. 08, 2019 EUR (€)	Oct. 01, 2018	Mar. 19, 2018 EUR (€)	Feb. 08, 2018 EUR (€)	Sep. 29, 2017 EUR (€)	Nov. 30, 2021 BRL (R$)	Dec. 31, 2020 EUR (€)	Jun. 30, 2020 USD ($)	Apr. 30, 2020 USD ($) debenture	Dec. 31, 2020 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Nov. 22, 2021 USD ($)	Oct. 04, 2021 GBP (£)	Sep. 11, 2021 EUR (€)	May 12, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2020 CLF	Apr. 30, 2020 CLF	Mar. 31, 2020 EUR (€)	May 19, 2019 EUR (€)	May 19, 2019 USD ($)	Feb. 08, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Oct. 31, 2018 USD ($)	Apr. 25, 2017 EUR (€)	Dec. 30, 2016 USD ($)	Jan. 29, 2014 USD ($)
Financial instruments
Notional amount														€ 360,626,000			€ 360,626,000	€ 392,948,000	€ 360,626,000	€ 362,464,000
Initial interest rate term						6 years
Interest rate (as a percent)						4.375%
Adjustment to reference rate, after initial interest rate period						4.534%
Outstanding issue amount														21,880,000			€ 21,880,000	26,196,000	21,880,000	21,062,000												€ 23,820,000
Interest rate reprice term						5 years
Mid-swap rate term						5 years
Issuance by Banco Santander S.A. in September 2021
Financial instruments
Notional amount			€ 1,000,000
Initial interest rate term			8 years
Interest rate (as a percent)			3.625%
Adjustment to reference rate, after initial interest rate period			3.76%
Notional amount, placed on the market			€ 997,000
Interest rate reprice term			5 years
Mid-swap rate term			5 years
Issuance by Banco Santander S.A. in March 2018
Financial instruments
Outstanding issue amount																							€ 1,500,000
Issuance by Banco Santander S.A. in May 2021
Financial instruments
Notional amount				€ 1,578,000
Issuance by Banco Santander S.A. in May 2021, series in Dollars
Financial instruments
Notional amount				€ 828,000																				$ 1,000
Initial interest rate term				6 years
Interest rate (as a percent)				4.75%																				4.75%
Adjustment to reference rate, after initial interest rate period				3.753%																				3.753%
Interest rate reprice term				5 years
UST rate term				5 years
Issuance by Banco Santander S.A. in May 2021, series in Euros
Financial instruments
Notional amount				€ 750,000
Initial interest rate term				7 years
Interest rate (as a percent)				4.125%																				4.125%
Adjustment to reference rate, after initial interest rate period				4.311%																				4.311%
Interest rate reprice term				5 years
Mid-swap rate term				5 years
Issuance by Banco Santander S.A. in March 2020
Financial instruments
Notional amount																												€ 1,500,000
Issuance by Banco Santander S.A. in January 2020
Financial instruments
Notional amount						€ 1,500,000
Issuance by Banco Santander S.A. in April 2019
Financial instruments
Outstanding issue amount																													€ 1,345,000	$ 1,500
Issuance of PPCC by Banco Santander S.A. in February 2019
Financial instruments
Initial interest rate term								5 years
Interest rate (as a percent)								7.50%																							7.50%
Adjustment to reference rate, after initial interest rate period								4.989%																							4.989%
Outstanding issue amount								€ 1,056,000																							$ 1,200
Issuance by Banco Santander S.A. in September 2017
Financial instruments
Notional amount												€ 1,000,000																						€ 750,000
Initial interest rate term												6 years
Interest rate (as a percent)												5.25%
Adjustment to reference rate, after initial interest rate period												4.999%
Mid-swap rate term												5 years
Issuance By Banco Santander S.a. In April2017
Financial instruments
Initial interest rate term																	5 years
Interest rate (as a percent)																																		6.75%
Adjustment to reference rate, after initial interest rate period																																		6.803%
Mid-swap rate term																	5 years
Issuance by Santander Bank Polska S.A. in April 2018
Financial instruments
Initial interest rate term							10 years
Adjustment to reference rate, after initial interest rate period							1.60%
Outstanding issue amount | zł							zł 1,000
Issuance By Banco Santander S.a. In March2018
Financial instruments
Initial interest rate term										7 years
Interest rate (as a percent)										4.75%
Adjustment to reference rate, after initial interest rate period										4.10%
Outstanding issue amount										€ 1,500,000
Issuance by Banco Santander S.A. in February 2018
Financial instruments
Initial interest rate term											10 years
Interest rate (as a percent)											2.125%
Outstanding issue amount											€ 1,250,000
Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México | Issuance by Banco Santander Mexico S.A. in October 2018
Financial instruments
Initial interest rate term									10 years
Interest rate (as a percent)																																	5.95%
Outstanding issue amount | $																																	$ 1,300
Percentage of perpetual subordinated notes acquired																																	75.00%
Subordinated debentures
Financial instruments
Accrued interest														571,000			€ 571,000	648,000	571,000	645,000
Increase in accrued interest																		€ 566,000	552,000	€ 595,000
Subordinated debentures | Issuance by Banco Santander S.A. in November 2021
Financial instruments
Subordinated issue, term	11 years
Notional amount	€ 1,007,000																				$ 1,000
Initial interest rate term	10 years
Interest rate (as a percent)	3.225%																				3.225%
Adjustment to reference rate, after initial interest rate period	1.60%																				1.60%
US government bond term	1 year
Subordinated debentures | Issuance by Banco Santander S.A. in October 2021
Financial instruments
Subordinated issue, term		11 years
Notional amount		€ 887,000																				£ 850
Initial interest rate term		6 years
Interest rate (as a percent)		2.25%																				2.25%
Adjustment to reference rate, after initial interest rate period		1.65%																				1.65%
UK government bond term		5 years
Subordinated debentures | Issuance by Banco Santander S.A. in December 2020
Financial instruments
Notional amount														€ 1,222,000			€ 1,222,000		€ 1,222,000						$ 1,500
Initial interest rate term														10 years
Interest rate (as a percent)														2.749%			2.749%		2.749%						2.749%
Subordinated debentures | Issuance by Banco Santander S.A. in October 2020
Financial instruments
Notional amount					€ 1,000,000
Initial interest rate term					10 years
Interest rate (as a percent)					1.625%
Subordinated debentures | Banco Santander - Chile
Financial instruments
Notional amount															$ 185	$ 100										CLF 5	CLF 3
Initial interest rate term															15 years	14 years
Interest rate (as a percent)															3.50%	3.15%										3.50%	3.15%
Interest rate reprice term																19 years
Number of subordinated debentures issued | debenture																2
Subordinated Financial Bills (TIER II) | Banco Santander (Brasil) S.A.
Financial instruments
Initial interest rate term													10 years
Interest rate (as a percent)													2.00%
Outstanding issue amount | R$													R$ 5,500
Tier 1 Perpetual Subordinated Notes | Banco Santander (Brasil) S.A.
Financial instruments
Notional amount | $																																				$ 1,248
Percentage of perpetual subordinated notes acquired																																				89.60%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue																																				5.125%
Perpetual Subordinated Notes | Banco Santander México, S.A. Institución de Banca Múltiple, Grupo Financiero Santander México
Financial instruments
Notional amount | $																																			$ 500
Percentage of perpetual subordinated notes acquired																																			88.20%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue																																			5.125%